Supplemental Consolidations Balance Sheet Information (Tables)	12 Months Ended
Sep. 25, 2015
Balance Sheet Related Disclosures [Abstract]
Selected supplementary Consolidated Balance Sheet information
Selected supplementary Consolidated Balance Sheet information as of September 25, 2015 and September 26, 2014 is as follows ($ in millions):

	As of September 25, 2015	As of September 26, 2014
Contracts in process	$370	$388
Other	406	663
Prepaid expenses and other current assets	$776	$1,051

Accrued payroll and payroll related costs	$232	$316
Accrued guarantees	219	218
Accrued insurance commitments - asbestos	21	346
Other	1,214	1,234
Accrued and other current liabilities	$1,686	$2,114